THE COMPANY AND ITS SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted average number diluted shares outstanding adjustment	4,252,000	4,222,000
Employee Stock Option
Weighted average number diluted shares outstanding adjustment	2,252,000	2,222,000
Note Warrant
Weighted average number diluted shares outstanding adjustment	2,000,000	2,000,000